Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Service Agreements
Related Party Transactions
Sales of goods and services	€ 3,183	€ 9,166
Purchases of goods and services	54,468	54,798
Balances
Accounts receivable	21,581		€ 52,041
Accounts payable	8,059		16,077
Accrued expenses	16,274		5,172
Products
Related Party Transactions
Sales of goods and services	34,124	35,641
Purchases of goods and services	216,409	258,249
Balances
Accounts receivable	15,849		23,535
Accounts payable	92,323		76,988
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	10	73
Purchases of goods and services	10,970	20,196
Balances
Accounts receivable	21		10
Accounts payable	109		1,778
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	264	5,972
Purchases of goods and services	43,498	34,602
Balances
Accounts receivable	137		589
Accounts payable	7,950		14,299
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	34,124	35,641
Purchases of goods and services	11,488	12,552
Balances
Accounts receivable	15,849		23,535
Accounts payable	6,350		9,585
Fresenius SE affiliates | Products | Increase (decrease) due to correction of error
Related Party Transactions
Purchases of goods and services		(8,862)
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	2,909	3,121
Balances
Accounts receivable	21,423		51,442
Equity method investees | Service Agreements | Increase (decrease) due to correction of error
Related Party Transactions
Sales of goods and services		4,334
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	204,921	€ 245,697
Balances
Accounts payable	€ 85,973		€ 67,403